Fair Value, Measurement on Recurring and Nonrecurring Basis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Financial assets:
Allowance for loan losses	$ (62,783)	$ (83,712)	$ (86,762)	$ (115,487)
Number of impaired loans | item	5
Impairment loss on real estate owned	$ 3,200	11,200
Non-financial assets:
Long-lived asset	16,787	19,492
Real Estate owned
Financial assets:
Impairment loss on real estate owned	3,200	11,200
Non-financial assets:
Long-lived asset	16,787	19,492
Hotel Portfolio | Real Estate owned
Financial assets:
Impairment loss on real estate owned	2,700	11,200
Non-financial assets:
Long-lived asset	11,458	13,909
Carrying Value
Financial assets:
Derivative financial instruments	684	5,615
Financial liabilities:
Derivative financial instruments	1,306	2,451
Fair Value
Financial assets:
Derivative financial instruments	684	5,615
Financial liabilities:
Derivative financial instruments	1,306	$ 2,451
Recurring basis | Carrying Value
Financial assets:
Derivative financial instruments	684
Financial liabilities:
Derivative financial instruments	1,306
Recurring basis | Fair Value
Financial assets:
Derivative financial instruments	684
Financial liabilities:
Derivative financial instruments	1,306
Nonrecurring basis | Carrying Value
Financial assets:
Impaired loans, net	100,766
Non-financial assets:
Long-lived asset	16,787
Nonrecurring basis | Fair Value
Financial assets:
Impaired loans, net	100,766
Non-financial assets:
Long-lived asset	16,787
Level 2 | Recurring basis
Financial assets:
Derivative financial instruments	408
Financial liabilities:
Derivative financial instruments	1,306
Level 3 | Recurring basis
Financial assets:
Derivative financial instruments	276
Level 3 | Nonrecurring basis
Financial assets:
Impaired loans, net	100,766
Non-financial assets:
Long-lived asset	$ 16,787